CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues, net	$ 458,748	$ 492,213	$ 889,766	$ 941,834	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	247,612	250,064	458,923	471,735	1,032,893	929,227	870,372
Gross profit	211,136	242,149	430,843	470,099	980,346	1,023,834	967,248
Selling, general and administrative expense	218,204	224,010	443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332	415	8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)	17,724	(21,120)	15,259	56,968	41,512	123,525
Interest expense	15,289	15,585	30,796	30,630	60,823	73,808	114,109
Foreign currency gain	(2,618)	(609)	555	(2,459)	(1,669)	(111)	(5,917)
(Loss)/income before provision (benefit) for income taxes					(2,186)	(32,185)	15,333
(Loss)/income before provision for income taxes	(25,071)	2,748	(52,471)	(12,912)
Provision for income taxes	7,147	7,155	10,371	12,405	7,557	(14,315)	23,433
(Loss)/income from continuing operations					(9,743)	(17,870)	(8,100)
Income from discontinued operations, net of tax							1,830
Net (loss)/income	(32,218)	(4,407)	(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Less: Net income attributable to non-controlling interest	(177)	(713)	(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net loss attributable to Quiksilver, Inc.	(32,395)	(5,120)	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Loss per share from continuing operations attributable to Quiksilver, Inc.					$ (0.07)	$ (0.13)	$ (0.09)
Net loss per share attributable to Quiksilver, Inc., basic and diluted	$ (0.19)	$ (0.03)	$ (0.38)	$ (0.17)
Income per share from discontinued operations attributable to Quiksilver, Inc.							$ 0.01
Weighted average common shares outstanding, basic and diluted	166,815	163,953	166,282	163,655
Net loss per share attributable to Quiksilver, Inc.					$ (0.07)	$ (0.13)	$ (0.07)
Loss per share from continuing operations attributable to Quiksilver, Inc., assuming dilution					$ (0.07)	$ (0.13)	$ (0.09)
Income per share from discontinued operations attributable to Quiksilver, Inc., assuming dilution							$ 0.01
Net loss per share attributable to Quiksilver, Inc., assuming dilution		$ (0.03)			$ (0.07)	$ (0.13)	$ (0.07)
Weighted average common shares outstanding	166,815	163,953	166,282	163,655	164,245	162,430	135,334
Weighted average common shares outstanding, assuming dilution	166,815	163,953	166,282	163,655	164,245	162,430	135,334
Amounts attributable to Quiksilver, Inc.:
Loss from continuing operations					(10,756)	(21,258)	(11,514)
Income from discontinued operations, net of tax							1,830
Net loss attributable to Quiksilver, Inc.	$ (32,395)	$ (5,120)	$ (63,524)	$ (27,725)	$ (10,756)	$ (21,258)	$ (9,684)